Financial Instruments and Financial Risk Management (Details) - Schedule of financial liabilities that were measured at fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Financial Risk Management (Details) - Schedule of financial liabilities that were measured at fair value [Line Items]
Fair value of warrants	$ 4,555	$ 692
Level 1 of fair value hierarchy [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial liabilities that were measured at fair value [Line Items]
Fair value of warrants	396	555
Level 3 of fair value hierarchy [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial liabilities that were measured at fair value [Line Items]
Fair value of warrants	$ 4,159	$ 137